LEASE (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of supplementary information related to operating leases

	Year ended December 31,
	2024	2025
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	117,774	171,977
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	639,386	332,428
Weighted average remaining lease term:
Operating leases	4.0	3.6
Weighted average discount rate:
Operating leases	6.8%	5.4%

Future minimum payments under non-cancelable operating leases

The following is a maturity analysis of the annual undiscounted cash flows as of December 31, 2025:

RMB
Year ending December 31,
2026	164,256
2027	137,409
2028	105,723
2029	66,533
2030	19,934
2031 and thereafter	3,014
Less: imputed interest	(43,457)
Total	453,412